SUBSEQUENT EVENTS (Details)						9 Months Ended
	Oct. 26, 2022 USD ($)	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) shares	Oct. 20, 2022 USD ($) item shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2022 shares
SUBSEQUENT EVENTS
Common stock, shares issued (in shares)						3,432,000	3,432,000
Common stock, shares outstanding (in shares)						3,432,000	3,432,000
Amount deposited in trust account | $						$ 116,725,008
Subsequent Event
SUBSEQUENT EVENTS
Extension period to consummate a business combination		3 months
Number of extensions to consummate a business combination				3	3
Maximum extension period to consummate a business combination		9 months
Extension fee payable by sponsor | $		$ 350,000	$ 350,000	$ 350,000	$ 350,000
Payment of termination fee | $		$ 350,000	$ 350,000	$ 350,000	$ 350,000
Amount deposited in trust account | $	$ 350,000
Subsequent Event | Common Stock
SUBSEQUENT EVENTS
Number of shares redeemed			10,805,877
Common stock, shares issued (in shares)		4,156,123	4,156,123	4,156,123	4,156,123
Common stock, shares outstanding (in shares)		4,156,123	4,156,123	4,156,123	4,156,123